Expense Example - Institutional - Vanguard Small-Cap Index Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 3 Years	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years
USD ($)	4	12	20	46	3	10	17	39